Notes to the cash flow statements - Reconciliation of operating activities (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Condensed financial statements
Net profit for the year	$ 8,099	$ 7,997	$ 7,460
Adjustments:
Depreciation, amortisation and impairment	1,144	1,269	1,228
Impairment charges	889	1,021	1,261
Net (decrease)/increase in current and deferred tax	(96)	(34)	(285)
(Increase)/decrease in accrued interest receivable	(83)	(75)	25
(Decrease)/increase in accrued interest payable	241	148	(47)
(Decrease)/increase in provisions	289	219	(68)
Other non-cash items	332	(419)	(331)
Cash flows from operating activities before changes in operating assets and liabilities	10,815	10,126	9,243
Net (increase)/decrease in derivative financial instruments	8,584	(5,042)	(5,107)
Net (increase)/decrease in life insurance assets and liabilities	(230)	219	(253)
(Increase)/decrease in other operating assets:
Trading securities and financial assets designated at fair value	3,827	(5,054)	6,755
Loans	(24,740)	(26,815)	(38,082)
Receivables due from other financial institutions	1,678	2,653	(896)
Regulatory deposits with central banks overseas	(303)	308	(209)
Other assets	160	200	(476)
(Decrease)/increase in other operating liabilities:
Other financial liabilities at fair value through income statement	243	(681)	(4,488)
Deposits and other borrowings	23,928	23,062	38,771
Payables due to other financial institutions	(4,072)	3,859	(73)
Other liabilities	(88)	(15)	312
Net cash provided by/(used in) operating activities	19,802	2,820	$ 5,497
Parent Entity
Condensed financial statements
Net profit for the year	8,144	7,843
Adjustments:
Depreciation, amortisation and impairment	952	1,122
Impairment charges	820	991
Net (decrease)/increase in current and deferred tax	(598)	(572)
(Increase)/decrease in accrued interest receivable	(74)	(81)
(Decrease)/increase in accrued interest payable	217	154
(Decrease)/increase in provisions	294	28
Other non-cash items	420	219
Cash flows from operating activities before changes in operating assets and liabilities	10,175	9,704
Net (increase)/decrease in derivative financial instruments	8,263	(5,378)
(Increase)/decrease in other operating assets:
Trading securities and financial assets designated at fair value	3,150	(5,194)
Loans	(23,661)	(27,677)
Receivables due from other financial institutions	987	1,817
Regulatory deposits with central banks overseas	(299)	294
Other assets	210	136
(Decrease)/increase in other operating liabilities:
Other financial liabilities at fair value through income statement	261	(325)
Deposits and other borrowings	20,783	22,518
Payables due to other financial institutions	(4,396)	3,792
Other liabilities	(196)	78
Net cash provided by/(used in) operating activities	$ 15,277	$ (235)